Financial assets and liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 102,914	$ 161,551	$ 62,960	$ 71,318
Trade & other receivables	57,660	14,866
Financial assets at fair value through other comprehensive income		1,388
Other non-current assets	1,204	1,296
Financial assets, Total	161,778	179,101
Trade and other payables	46,806	19,082
Borrowings	119,235	121,894
Contingent consideration	7,352	21,779
Warrant liability	8,912	5,724	$ 4,647
Financial liabilities, Total	182,305	168,479
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	46,806	19,082
Borrowings	119,235	121,894
Financial liabilities, Total	166,041	140,976
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	7,352	21,779
Warrant liability	8,912	5,724
Financial liabilities, Total	16,264	27,503
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	102,914	161,551
Trade & other receivables	57,660	14,866
Other non-current assets	1,204	1,296
Financial assets, Total	$ 161,778	177,713
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income		1,388
Financial assets, Total		$ 1,388